Old Mutual Funds II
Supplement Dated November 30, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reclassification of Shares of Old Mutual Columbus Circle Technology and Communications Fund

At a meeting of shareholders of the Old Mutual Columbus Circle Technology and Communications Fund (the “Technology and Communications Fund”) held on November 30, 2009, shareholders of the Technology and Communications Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Technology and Communications Fund to the Old Mutual Focused Fund.  Effective following the close of business on December 4, 2009, Class A shares of the Technology and Communications Fund will be reclassified as Class A shares of the Old Mutual Focused Fund.  All references to Technology and Communications Fund in the Prospectus are deleted, effective following the close of business on December 4, 2009.

Reclassification of Shares of Old Mutual Growth Fund

At a meeting of shareholders of the Old Mutual Growth Fund (the “Growth Fund”) held on November 30, 2009, shareholders of the Growth Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Growth Fund to the Old Mutual Focused Fund.  Effective following the close of business on December 4, 2009, Class A shares of the Growth Fund will be reclassified as Class A shares of the Old Mutual Focused Fund.  All references to Growth Fund in the Prospectus are deleted, effective following the close of business on December 4, 2009.

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Distributed by Old Mutual Investment Partners
R-09-633  11/2009

Old Mutual Funds II
Supplement Dated November 30, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reclassification of Shares of Old Mutual Columbus Circle Technology and Communications Fund

At a meeting of shareholders of the Old Mutual Columbus Circle Technology and Communications Fund (the “Technology and Communications Fund”) held on November 30, 2009, shareholders of the Technology and Communications Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Technology and Communications Fund to the Old Mutual Focused Fund.  Effective following the close of business on December 4, 2009, Class Z and Institutional Class shares of the Technology and Communications Fund will be reclassified as Class Z and Institutional Class shares, respectively, of the Old Mutual Focused Fund.  All references to Technology and Communications Fund in the Prospectus are deleted, effective following the close of business on December 4, 2009.

Reclassification of Shares of Old Mutual Growth Fund

At a meeting of shareholders of the Old Mutual Growth Fund (the “Growth Fund”) held on November 30, 2009, shareholders of the Growth Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Growth Fund to the Old Mutual Focused Fund.  Effective following the close of business on December 4, 2009, Class Z and Institutional Class shares of the Growth Fund will be reclassified as Class Z and Institutional Class shares, respectively, of the Old Mutual Focused Fund.  All references to Growth Fund in the Prospectus are deleted, effective following the close of business on December 4, 2009.

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Distributed by Old Mutual Investment Partners
R-09-634  11/2009

Old Mutual Funds II
Supplement Dated November 30, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information of Old Mutual Funds II dated July 29, 2009, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reclassification of Shares of Old Mutual Columbus Circle Technology and Communications Fund

At a meeting of shareholders of the Old Mutual Columbus Circle Technology and Communications Fund (the “Technology and Communications Fund”) held on November 30, 2009, shareholders of the Technology and Communications Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Technology and Communications Fund to the Old Mutual Focused Fund.  Effective following the close of business on December 4, 2009, Class A, Class Z, and Institutional Class shares of the Technology and Communications Fund will be reclassified as Class A, Class Z, and Institutional Class shares, respectively, of the Old Mutual Focused Fund.  All references to Technology and Communications Fund in the SAI are deleted, effective following the close of business on December 4, 2009.

Reclassification of Shares of Old Mutual Growth Fund

At a meeting of shareholders of the Old Mutual Growth Fund (the “Growth Fund”) held on November 30, 2009, shareholders of the Growth Fund approved a Plan of Reorganization providing for the sale of assets and liabilities of the Growth Fund to the Old Mutual Focused Fund.  Effective following the close of business on December 4, 2009, Class A, Class Z, and Institutional Class shares of the Growth Fund will be reclassified as Class A, Class Z, and Institutional Class shares, respectively, of the Old Mutual Focused Fund.  All references to Growth Fund in the SAI are deleted, effective following the close of business on December 4, 2009.

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Distributed by Old Mutual Investment Partners
R-09-635  11/2009